Note 9 - Capital Stock (Details) (USD $)	12 Months Ended		1 Months Ended	5 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	May 31, 2013	May 31, 2013	Jun. 14, 2013	Jun. 17, 2013	Jun. 30, 2013	Jun. 14, 2013	Nov. 30, 2014	Dec. 31, 2012	Jun. 30, 2014
Note 9 - Capital Stock (Details) [Line Items]
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Capital Shares Reserved for Future Issuance	2,864,359
(in Dollars)		$ 429,541
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.97
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	100
Stock Issued During Period, Value, New Issues (in Dollars)	1,576,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,253,026	528,000
Allocated Share-based Compensation Expense (in Dollars)	1,068,012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 1.16	$ 1.30								$ 1.41
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.00	$ 1.09
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)	220,372
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)	0
Share Price (in Dollars per share)	$ 0.75
Class of Warrant or Right, Outstanding	168,550	2,350,368
Other Income (Expense) [Member] | Convertible Notes Payable [Member] | Induced Conversion [Member]
Note 9 - Capital Stock (Details) [Line Items]
Induced Conversion of Convertible Debt Expense (in Dollars)			102,193
General and Administrative Expense [Member] | Advisor [Member]
Note 9 - Capital Stock (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)				108,731
General and Administrative Expense [Member]
Note 9 - Capital Stock (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	1,138,961
Preferred Class A [Member]
Note 9 - Capital Stock (Details) [Line Items]
Preferred Stock, Shares Authorized	100,000,000
Common Stock [Member] | Shares Price of $1.00 Per Share [Member]
Note 9 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	1,356,000
Sale of Stock, Price Per Share (in Dollars per share)	$ 1.00
Common Stock [Member] | Shares Price of $1.50 Per Share [Member]
Note 9 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	146,669
Sale of Stock, Price Per Share (in Dollars per share)	$ 1.50
Common Stock [Member]
Note 9 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	1,502,669	970,000
Sale of Stock, Price Per Share (in Dollars per share)		$ 1.00
(in Dollars)		29,090
Stock Issued During Period, Shares,Warrant Exercised	727,273
Stock Issued During Period, Value, New Issues (in Dollars)	15,027
Convertible Notes Payable [Member] | Induced Conversion [Member]
Note 9 - Capital Stock (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			145,990
Debt Conversion, Original Debt, Amount (in Dollars)			138,000
Debt Instrument, Increase, Accrued Interest (in Dollars)			7,990
Powerhouse One, LLC [Member] | Steuben Investment Company II, L.P. [Member]
Note 9 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions						2,909,091
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued						2,181,818	2,181,818
(in Dollars)						1,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 1.00		$ 1.00	$ 1.00
Class of Warrant or Right, Outstanding, Contractual Life					10 years		10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2,181,818			2,181,818
Powerhouse One, LLC [Member] | Vis Solis, LLC [Member]
Note 9 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions						46,010
Business Acquisition, Share Price (in Dollars per share)						$ 1.00
Minimum [Member] | Director [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 94 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		8 months
Minimum [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Maximum [Member] | Director [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		24 months
Maximum [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Advisor [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				96,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)				$ 1.41
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in Dollars per share)				$ 1.70
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				8 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)											$ 1.00
Director [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		432,000
Allocated Share-based Compensation Expense (in Dollars)	70,948	191,249
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 1.00
Steuben Investment Company II, L.P. [Member]
Note 9 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues								2,909,091
Sale of Stock, Price Per Share (in Dollars per share)					$ 0.55			$ 0.55
Stock Issued During Period, Shares,Warrant Exercised	727,273								727,273
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.00								$ 1.50
Stock Issued During Period, Value, New Issues (in Dollars)								1,600,000.05
Expected Penality to be Paid (in Dollars)	$ 216,000